Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Share-Based Compensation
Share-Based Compensation

10. Share-Based Compensation

Leju Plan

In November 2013, the Group adopted a share incentive plan (“Leju Plan”), which allows the Group to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Group. Under the Leju Plan, the maximum number of shares that may be issued shall be 8% of the total outstanding shares on an as-converted and fully diluted basis as of the effective date of the plan, and shall be increased automatically by 5% of the then total outstanding shares on an as-converted fully diluted basis on each of the third, sixth and ninth anniversaries of the effective date of the Leju Plan. On December 1, 2016, the award pool under leju plan was automatically increased by 7,533,422 ordinary shares. Options have a ten-year life.

Share Options:

In January, 2014, the Company granted 60,000 restricted shares to an E-House employee to replace the same number of options previously granted under the Leju plan, with all other terms unchanged. The purchase price of the restricted shares is $4.60 per share, which were the exercise prices of the options that were replaced. The modification did not result in any incremental compensation expense. Cash received from the advance payment of the restricted shares are recorded as an amount due to related parties.

During 2015, the Company granted 2,517,000 options to purchase its ordinary shares to certain of the Group’s employees and E-House’s employees at an exercise prices from $5.54 to $9.68 per share, respectively. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

The Company has used the binomial model to estimate the fair value of the options granted under the Leju Plan. The fair value per option was estimated at the date of grant using the following assumptions:

2015
Risk-free rate of return	2.14%
Contractual life of option	10 years
Estimated volatility rate	62.82%
Dividend yield	2.56%

A summary of option activity under the Leju Plan during the year ended December 31, 2016 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Weighted Average Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2016	8,063,718	5.12	8.50	4,806,104
Granted	—
Exercised	(66,424)	4.60		43,253
Forfeited	(250,911)	5.83

Outstanding, as of December 31, 2016	7,746,383	5.11	7.50	—

Vested and expected to vest as of December 31, 2016	7,660,828	5.09	7.48	—
Exercisable as of December 31, 2016	6,190,050	4.82	7.16	—

The weighted average grant-date fair value of the options granted in 2015 was $3.44 per share. For the year ended December 31, 2014, 2015 and 2016, the Company recorded compensation expenses of $3,464,140, $4,025,809 and $5,576,034 for the share options granted to the Group’s employees and recorded deemed distribution to E-House of $1,061,412, $1,070,383 and $883,286 for the share options granted to E-House’s employees, respectively. During the years ended December 31, 2014, 2015 and 2016, 266,201, 196,185 and 66,424 options were exercised having a total intrinsic value of $1,668,693, $949,907 and $43,253, respectively.

As of December 31, 2016, there was $4,856,551 of total unrecognized compensation expense related to unvested share options granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 1.83 years.

Restricted Shares:

On March 18, 2014, the Company granted 866,000 restricted shares to certain employees, directors and officers, under the terms of each restricted shares, restricted shares vest over three years. On August 21, 2014, the Company granted 229,400 restricted shares to certain employees and officers, under the terms of each restricted shares, restricted shares vest over eight months.

A summary of restricted share activity under the Leju Plan during the year ended December 31, 2016 is presented below:

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Outstanding, as of January 1, 2016	797,336	8.82
Granted	—
Vested	(506,664)	7.38
Forfeited	(30,668)	11.34

Outstanding, as of December 31, 2016	260,004	11.33

The total fair value of restricted shares vested in 2014, 2015 and 2016 was $486,200, $7,179,455 and $3,737,772, respectively.

For the years ended December 31, 2014, 2015 and 2016, the Company recorded compensation expenses of $4,881,656, $5,273,322 and $3,248,658 for the restricted shares granted to the Group’s employees and recorded deemed distribution to E-House of $41,570, $41,580 and $34,594 for the share options granted to E-House’s employees, respectively.

As of December 31, 2016, there was $691,160 of total unrecognized compensation expense related to unvested restricted shares granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 0.21 years.

Omnigold Plan:

In 2015, the Group’s subsidiary, Omnigold Holdings Limited (“Omnigold”), adopted a share incentive plan (“Omnigold Plan”), which proposed that (i) the maximum number of shares of Omnigold available for issuance pursuant to all awards under the Ominigold Plan shall initially be 5,000,000 as of the date of the Ominigold Plan was approved and adopted by the Board of Omnigold (the “Effective Dare”), and (ii) the Ominigold Plan shall be increased automatically by 5% of the then total issued and outstanding shares of Omnigold on an as-converted fully diluted basis on each of the third, sixth and ninth anniversary of the Effective Date.

On August 11, 2015, Omnigold granted 2,400,000 options to purchase its ordinary shares to certain of the Group’s employees at an exercise price of $1.50 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

The Company has used the binomial model to estimate the fair value of the options granted under the Omnigold Plan. The fair value per option was estimated at the date of grant using the following assumptions:

2015
Risk-free rate of return	3.33%
Contractual life of option	10 years
Estimated volatility rate	63.69%
Dividend yield	0.00%

A summary of option activity under the Omnigold Plan during the year ended December 31, 2016 is presented below:

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2016	2,270,000	1.50	9.61
Granted	—			—
Exercised	—
Forfeited	(65,000)	1.50		—

Outstanding, as of December 31, 2016	2,205,000	1.50	8.61	—

Vested and expected to vest as of December 31, 2016	2,056,473	1.50	8.61	—
Exercisable as of December 31, 2016	756,667	1.50	8.61	—

The grant-date fair value of the options granted in August, 2015 was $0.30 per share. For the year ended December 31, 2015 and 2016, the Company recorded compensation expenses of $80,577 and $226,951.

As of December 31, 2016, there was $337,063 of total unrecognized compensation expense related to unvested share options granted under the Omnigold Plan. That cost is expected to be recognized over a weighted-average period of 1.61 years.

E-House’s Share Incentive Plan (the “E-House Plan”)

In 2006, E-House Holdings adopted the E-House Plan, which allows E-House Holdings to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to E-house. Under the E-House Plan, E-House Holdings authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, E-House Holdings authorized an increase of 4,013,619 ordinary shares to the award pool. In November 2012, E-House Holdings further authorized an increase of 1,273,000 ordinary shares to the award pool. In August, 2013, E-House Holdings authorized an increase of 6,644,659 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.

Cancelation of E-House Plan

On August 2016, following the delisting of E-House Holdings, all the outstanding options and restricted shares of E-House Plan were converted into the right to receive an amount in cash equal to the purchase price of $6.85 over the option cost.

Share Options:

A summary of option activity under the E-House Plan during the year ended December 31, 2016 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Weighted Average Aggregate Intrinsic Value of Options
Outstanding, as of January 1, 2016	8,956,283	4.67	4.80	14,509,178
Exercised	(153,734)	3.95		371,082
Forfeited	(4,000)	5.37		—
Redemption upon delisting	(8,798,549)	4.69		—

Outstanding, as of December 31, 2016	—	—	—	—

E-House Holdings recorded compensation expense of $5,950,940, nil and nil for the years ended December 31, 2014, 2015 and 2016, respectively. During the years ended December 31, 2014, 2015 and 2016, 3,446,585, 513,261 and 153,734 options were exercised having a total intrinsic value of $23,679,729, $1,745,007 and $371,082, respectively.

As of December 31, 2016, there is no unrecognized compensation expense related to unvested share options granted under the E-House Plan.

Restricted Shares:

E-House Holdings granted 1,439,000, nil and nil restricted shares to certain employees, directors and officers in 2014, 2015 and 2016 respectively. Under the terms of each restricted shares, restricted shares vest over three years.

A summary of restricted share activity under the E-House Plan during the year ended December 31, 2016 is presented below:

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Unvested as of January 1, 2016	1,358,715	8.50
Granted	—
Vested	(46,335)	10.70
Forfeited	—
Redemption upon delisting	(1,312,380)

Unvested as of December 31, 2016	—

The total fair value of restricted shares vested in 2014, 2015 and 2016 was $6,094,602, $9,909,868 and $495,644, respectively.

As of December 31, 2016, there was no unrecognized compensation expense related to restricted shares granted under the E-House Plan.

E-House Holdings recorded compensation expense of $6,174,583, $9,680,385 and $12,317,769 for the years ended December 31, 2014 and 2015 and 2016, respectively, related to restricted shares.

Share-based compensation expenses under E-House Plan allocated to the Group

The share-based compensation expense under E-House Plan allocated to the Group was $572,340 for the period from January 1, 2014 to the IPO date. These expenses are part of the selling, general and administrative expenses allocated from E-House, which were waived and have been reflected as capital contributions as of the date such expenses were originally allocated. Subsequent to the IPO, E-House began charging the Group transitional corporate service fees, $1,857,996, $1,066,477 and $1,254,915 share-based compensation expense under E-House Plan were charged to Leju from the IPO date to December 31, 2014 and for the years ended December 31, 2015 and, 2016, respectively. (See Note 14)

Other Equity Compensation

In September 2014, the Group acquired non-controlling interests from certain employee shareholders. The price premium paid over the fair value of the ordinary shares amounting $4,276,810 was recorded as share-based compensation costs and to be amortized over the required two-year service period (See Note 3). $2,138,404 and $1,603,805 stock compensation expense was recognized for the year ended December 31, 2015 and 2016. As of December 31, 2015 and 2016, there was $1,603,805 and nil of total unrecognized compensation expense related to this compensation agreement.